ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	2025	2024
Current
Accounts payable	$771	$829
Accrued and other liabilities	932	919
Lease liabilities	43	44
Financial liabilities	51	122
Work in progress (1)	347	382
Provisions	120	689
Liabilities associated with assets held for sale	—	5
Total current (2)	$2,264	$2,990
Non-current
Accounts payable	$106	$81
Accrued and other liabilities	372	323
Lease liabilities	64	236
Financial liabilities	78	1,266
Work in progress (1)	33	36
Provisions	168	344
Total non-current (2)	$821	$2,286
____________________________________
(1)See Note 16 for additional information.
(2)Includes the deconsolidation of the company’s healthcare services operation. See Note 17(i) for additional information.
Included within accounts payable and other at December 31, 2025 was $107 million of lease liabilities (2024: $280 million). Interest expense on lease liabilities was $11 million for the year ended December 31, 2025 (2024: $16 million).
The company’s exposure to currency and liquidity risk related to accounts payable and other is disclosed in Note 27.
The following table presents the change in the provision balances for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2024	$83	$640	$723
Additional provisions recognized	22	545	567
Reduction arising from payments/derecognition	(31)	(186)	(217)
Change in other estimates	—	(1)	(1)
Foreign currency translation	(4)	(35)	(39)
Balance at December 31, 2024	$70	$963	$1,033
Additional provisions recognized	39	61	100
Reduction arising from payments/derecognition	(33)	(538)	(571)
Accretion expenses	—	5	5
Dispositions	—	(298)	(298)
Foreign currency translation	5	14	19
Balance at December 31, 2025	$81	$207	$288